Condensed Consolidated Statements of Cash Flows (Unaudited) (Parenthetical) € in Millions	3 Months Ended
Dec. 31, 2023 EUR (€)
Statement of cash flows [abstract]
IPO proceeds underwriting commission fees	€ 19.8